COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Equipment and Leasehold Improvements
Equipment and leasehold improvements, gross		$ 787,646	$ 769,482
Accumulated depreciation		(638,375)	(548,334)
Equipment, net	$ 105,990	149,271	221,148
Patents:
Patents		2,438,875	2,467,547
Accumulated amortization		(306,746)	(230,638)
Patents, net	$ 1,599,003	2,132,129	2,236,909
Office furniture and fixtures
Equipment and Leasehold Improvements
Equipment and leasehold improvements, gross		9,435	9,435
Laboratory equipment
Equipment and Leasehold Improvements
Equipment and leasehold improvements, gross		612,159	593,027
Computer equipment and software
Equipment and Leasehold Improvements
Equipment and leasehold improvements, gross		141,150	142,118
Leasehold improvements
Equipment and Leasehold Improvements
Equipment and leasehold improvements, gross		$ 24,902	$ 24,902